DESCRIPTION OF BUSINESS AND ORGANIZATION - Summarized Income and Cash Flow Statement (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
VIEs
Net loss attributable to ordinary shareholders	$ (459,319)	$ (347,163)	$ (742,001)	$ (723,921)	$ (110,531)
Net cash used in operating activities	(468,361)	(303,700)	(386,932)	(351,419)	(126,505)
Net cash (used in) provided by investing activities	(542,860)	(103,733)	(197,985)	(149,414)	244,476
Net cash provided by financing activities	1,248,800	415,283	284,708	758,131	364,853
Cash and restricted cash at beginning of the year	427,135	739,533	739,533	531,452	45,685
Cash and restricted cash at end of the year	$ 643,815	729,027	427,135	739,533	531,452
VIEs
VIEs
Net loss attributable to ordinary shareholders		(74,137)		(52,431)	(8,737)
Net cash used in operating activities		(8,281)		(8,869)	(7,993)
Net cash (used in) provided by investing activities		(38,400)		(5,630)
Net cash provided by financing activities		(107,317)		137,876	55,951
Effect of exchange rate changes on cash		(2,573)		(15,900)	1,136
Net increase in cash		(156,571)		107,477	49,094
Cash and restricted cash at beginning of the year		156,571	$ 156,571	49,094
Cash and restricted cash at end of the year				156,571	49,094
VIEs | Consolidation, eliminations
VIEs
Other expenses		56,752		0	0
Net cash used in operating activities		88,423		3,348	0
Net cash provided by operating activities		86,697		34	0
Net cash used in financing activities		158,509		10,611	11,055
Net cash provided by financing activities		$ 32,715		$ 0	$ 0